Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock (Parentheticals) [Line Items]
Diluted weighted average number of shares of common stock outstanding	2,604,613	24,136,022	17,420,341	19,931,507
Diluted net income (loss) per share of common stock	$ (0.17)	$ 0.11	$ 0.10	$ (0.06)
Class A – Private placement shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock (Parentheticals) [Line Items]
Diluted weighted average number of shares of common stock outstanding	1,984,444	540,000	540,000	430,521
Diluted net income (loss) per share of common stock	$ (0.17)	$ 0.11	$ 0.10	$ (0.06)
Class B – Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock (Parentheticals) [Line Items]
Diluted weighted average number of shares of common stock outstanding	4,805,556	6,250,000	6,250,000	6,097,945
Diluted net income (loss) per share of common stock	$ (0.17)	$ 0.11	$ 0.10	$ (0.06)